Commitments (Tables)	9 Months Ended
Sep. 30, 2021
Commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2021	$425,743
2022	1,464,629
2023	1,956,861
2024	2,016,267
2025 and after	17,606,800
Total	$23,470,300